Commitments	12 Months Ended
Feb. 28, 2015
Commitments [Text Block]
11.	Commitments

The Company is committed to certain agreements and operating leases. The minimum amounts due over the remaining terms of those agreements are as follows:

2016	$767,994
2017	784,375
2018	504,025
2019	111,535
2020	118,838
and thereafter	359,958

Total future minimum payments	$2,646,725

During the years ended February 28, 2015, February 28, 2014 and February 28, 2013, the Company incurred rental expenses of $750,879, $723,437, and $931,224 respectively.

The Company has committed to certain purchase obligations as follows:

2016	$145,987
2017	152,702
2018	25,944
2019	1,399
2020	-
and thereafter	-

Total future minimum payments	$326,032